SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Restricted Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Awards Plan [Line Items]
Share based compensation expense	$ 187	$ 211	$ 192
Restricted Stock Units (RSUs) | Parent
Restricted Awards Plan [Line Items]
Vesting period	4 years
Trading period for cash payment once vested	20 days
Share based compensation expense	$ 154	$ 174	$ 171
Unvested restricted shares and holding units	19,200,000
Compensation cost not yet recognized	$ 39
Compensation cost, recognition period	2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, Beginning Balance (in shares)	34,010
Granted (in shares)	13,909
Vested (in shares)	11,613
Unvested, Ending Balance (in shares)	36,306	34,010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 18.43
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	22.63
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	23.81
Unvested, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 24.46	$ 18.43
Restricted Stock Units (RSUs) | Alliance Bernstein
Restricted Awards Plan [Line Items]
Vesting period	3 years
Graded Vesting Period Over Three Years | Restricted Stock Units (RSUs) | Parent
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	84,611